Basis of preparation	12 Months Ended
Dec. 31, 2023
Disclosure of Basis of Presentation of Financial Statements [Abstract]
Basis of preparation
2. Basis of preparation
Statement of compliance
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
As used in these notes to the consolidated financial statements, the terms “the Company”, “we”, “us”, “our”, and similar terms refer to Copa Holdings, S. A. and, unless the context indicates otherwise, its consolidated subsidiaries.
The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following:
•certain financial assets, certain classes of property, plant and equipment, investment property and derivative financial instruments – measured at fair value
•assets held for sale – measured at fair value less cost of disposal, and
•defined benefit pension plans – plan assets measured at fair value.
Functional and presentation currency
These consolidated financial statements are presented in United States dollars (U.S. dollars “$”), which is the Company’s functional currency and the legal tender of the Republic of Panama. The Republic of Panama does not issue its own paper currency; instead, the U.S. dollar is used as legal currency.
All values are rounded to the nearest thousand in U.S. dollars ($000), except when otherwise indicated.

Statement of compliance
Statement of compliance
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
As used in these notes to the consolidated financial statements, the terms “the Company”, “we”, “us”, “our”, and similar terms refer to Copa Holdings, S. A. and, unless the context indicates otherwise, its consolidated subsidiaries.
The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.
Basis of measurement
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following:
•certain financial assets, certain classes of property, plant and equipment, investment property and derivative financial instruments – measured at fair value
•assets held for sale – measured at fair value less cost of disposal, and
•defined benefit pension plans – plan assets measured at fair value.

Functional and presentation currency
Functional and presentation currency
These consolidated financial statements are presented in United States dollars (U.S. dollars “$”), which is the Company’s functional currency and the legal tender of the Republic of Panama. The Republic of Panama does not issue its own paper currency; instead, the U.S. dollar is used as legal currency.
All values are rounded to the nearest thousand in U.S. dollars ($000), except when otherwise indicated.
(c) Foreign currencies
The Company’s consolidated financial statements are presented in U.S. dollars, which is the Company’s functional currency. The Company determines the functional currency for each entity, and the items included in the financial statements of each entity are measured using that functional currency.
Transactions and balances
Transactions in foreign currencies are initially recorded by the Company at the respective functional currency spot rates on the date when the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot exchange rate at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Foreign exchange gains and losses are included in the exchange rate difference line in the consolidated statement of profit or loss for the year.